Offerings	Jun. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares representing a 1/20th interest in a share of 7.00% Series A Mandatory Convertible Preferred Stock
Amount Registered | shares	86,250,000
Proposed Maximum Offering Price per Unit	50.00
Maximum Aggregate Offering Price	$ 4,312,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 595,556.25
Offering Note	Included in this exhibit are 86,250,000 Depositary Shares (the "Depositary Shares"), each representing a 1/20th interest in a share of the Registrant's 7.00% Series A Mandatory Convertible Preferred Stock, par value $0.001 per share (the "Mandatory Convertible Preferred Stock"). The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and paid in accordance with Rule 456(b) under the Securities Act. Included in this exhibit are: (i) 156,819,750 shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock"), issuable upon conversion of 4,312,500 shares of Mandatory Convertible Preferred Stock at the initial maximum conversion rate of 36.3640 shares of Common Stock per Depositary Share; and (ii) up to 85,030,312 shares of Common Stock issuable on account of unpaid dividends, based on the initial floor price of $9.625 per share of Common Stock, as described in the prospectus supplement relating to the registration statement to which this exhibit is attached. Under Rule 416, the number of shares of Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. Additionally, under Rule 457(i), there is no additional filing fee payable with respect to the shares of Common Stock issuable upon conversion of the Mandatory Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege or upon mandatory conversion.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Included in this exhibit are 86,250,000 Depositary Shares (the "Depositary Shares"), each representing a 1/20th interest in a share of the Registrant's 7.00% Series A Mandatory Convertible Preferred Stock, par value $0.001 per share (the "Mandatory Convertible Preferred Stock"). The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and paid in accordance with Rule 456(b) under the Securities Act. Included in this exhibit are: (i) 156,819,750 shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock"), issuable upon conversion of 4,312,500 shares of Mandatory Convertible Preferred Stock at the initial maximum conversion rate of 36.3640 shares of Common Stock per Depositary Share; and (ii) up to 85,030,312 shares of Common Stock issuable on account of unpaid dividends, based on the initial floor price of $9.625 per share of Common Stock, as described in the prospectus supplement relating to the registration statement to which this exhibit is attached. Under Rule 416, the number of shares of Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. Additionally, under Rule 457(i), there is no additional filing fee payable with respect to the shares of Common Stock issuable upon conversion of the Mandatory Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege or upon mandatory conversion.